FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Assets Measured at Fair Value on a Recurring Basis
Determination of the appropriate level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement for the instrument or security. Assets and liabilities measured at fair value on a recurring basis segregated by fair value hierarchy level are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2013
	(in thousands)
Assets
Investment securities available for sale
U.S. Government and federal agencies	$—	$18,063	$—	$18,063
State and political subdivisions	—	60,669	—	60,669
Residential mortgage-backed securities issued by quasi- governmental agencies	—	45,280	—	45,280
Total investment securities available for sale	$—	$124,012	$—	$124,012

Loans receivable, held for sale	$—	$349	$—	$349

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Investment securities available for sale
State and political subdivisions	$—	$59,610	$—	$59,610
Residential mortgage-backed securities issued by quasi- governmental agencies	—	42,674	—	42,674
Total investment securities available for sale	$—	$102,284	$—	$102,284

Loans receivable, held for sale	$—	$706	$—	$706

Assets Measured at Fair Value on a Nonrecurring Basis
Assets and liabilities measured at fair value on a nonrecurring basis segregated by fair value hierarchy level at December 31, 2013 are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2013
	(in thousands)
Impaired loans	$—	$—	$5,178	$5,178
Real estate acquired through foreclosure	—	—	5,601	5,601
Mortgage servicing rights	—	1,472	—	1,472

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Bank has utilized Level 3 inputs to determine fair value at December 31, 2013:

	Fair value	Valuation	Unobservable	Range of
Description	estimate	technique	Input	inputs
	(in thousands)

Impaired loans	$5,178	Appraisal of collateral (1)	Discount rate to reflect current market conditions and ultimate recoverability	5%-15%
Real estate acquired through foreclosure	5,601	Appraisal of collateral (1)	Discount rate to reflect current market conditions and liquidation expenses	5%-20%

(1)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

Assets and liabilities measured at fair value on a nonrecurring basis segregated by fair value hierarchy level at December 31, 2012 are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Impaired loans	$—	$—	$6,533	$6,533
Real estate acquired through foreclosure	—	—	7,282	7,282
Mortgage servicing rights	—	956	—	956

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Bank has utilized Level 3 inputs to determine fair value at December 31, 2012:

	Fair value	Valuation	Unobservable	Range of
Description	estimate	technique	Input	inputs
	(in thousands)

Impaired loans	$6,533	Appraisal of collateral (1)	Discount rate to reflect current market conditions and ultimate recoverability	5%-15%
Real estate acquired through foreclosure	7,282	Appraisal of collateral (1)	Discount rate to reflect current market conditions and liquidation expenses	5%-20%

(1)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

Carrying Amounts And Fair Values
Fair values have been estimated using data which management considered the best available, as generally provided by estimation methodologies deemed suitable for the pertinent category of financial instrument. The recorded carrying amounts and fair values segregated by fair value hierarchy level at December 31, 2013 are summarized below:

	Carrying	Fair	Fair value hierarchy levels
	value	value	Level 1	Level 2	Level 3
Assets	(in thousands)
Cash and cash equivalents	$45,310	$45,310	$45,310	$—	$—
Investment securities	78,732	78,732	—	78,732	—
Mortgage-backed securities	46,770	46,960	—	46,960	—
Loans receivable, net	614,517	614,246	—	349	613,897

Liabilities
Deposits with stated maturities	$190,492	$193,258	$—	$—	$193,258
Deposits with no stated maturities	493,410	493,410	493,410	—	—
Borrowings with stated maturities	49,605	48,426	—	—	48,426

The recorded carrying amounts and fair values at December 31, 2012 are summarized below:

	Carrying	Fair	Fair value hierarchy levels
	value	value	Level 1	Level 2	Level 3
Assets	(in thousands)
Cash and cash equivalents	$31,137	$31,137	$31,137	$—	$—
Investment securities	59,610	59,610	—	59,610	—
Mortgage-backed securities	44,639	44,945	—	44,945	—
Loans receivable, net	527,426	539,665	—	706	538,959

Liabilities
Deposits with stated maturities	$171,417	$175,025	$—	$—	$175,025
Deposits with no stated maturities	388,898	388,898	388,898	—	—
Borrowings with stated maturities	60,656	60,939	—	—	60,939